SHARE-BASED COMPENSATION - Schedule of peer European biotech companies (Details)	Dec. 31, 2021 company
Share based compensation [Line Items]
Number of peer European biotech companies	22
Belgium
Share based compensation [Line Items]
Number of peer European biotech companies	1
Denmark
Share based compensation [Line Items]
Number of peer European biotech companies	2
France
Share based compensation [Line Items]
Number of peer European biotech companies	4
Germany
Share based compensation [Line Items]
Number of peer European biotech companies	5
Italy
Share based compensation [Line Items]
Number of peer European biotech companies	1
Norway
Share based compensation [Line Items]
Number of peer European biotech companies	1
Switzerland
Share based compensation [Line Items]
Number of peer European biotech companies	4
United Kingdom
Share based compensation [Line Items]
Number of peer European biotech companies	4